File Number 028-03983

                                    FORM 13F

            INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D. C. 20549

     (Adopted in Release No. 34-14852 (81,610), June 15, 1978. 43 F. R. -.)

Report for the Calendar Year or Quarter Ended   March 31, 2005
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                    If amended report check here: ___________

Name of Institutional Investment Manager: John Hancock Life Insurance Company

Business  Address :          P.O. Box 111, John Hancock Place, Boston, MA  02117

Name, Phone No., and Title of Person Duly Authorized to Submit This Report:

           Eileen Bruckner,          Investment Analyst (617)572-9610
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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted. Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 15th day of February, 2000.

John Hancock Life Insurance Company

By:    /s/Eileen Bruckner
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Title: Eileen Bruckner, Portfolio Analyst, John Hancock Life Insurance Company

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (Other than the one filling this report). (List in alphabetical order).

Name:                               13F File No.:

1. John Hancock Life Insurance Company
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2. Hancock Venture Partners, Inc. (formerly John Hancock Venture Capital
     Management)
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3.
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4.
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5.
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6.
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7.
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


    Name of Issuer         Class       Cusip       Fair Market Value  Principal or
                                                                      # of Shares
Allis Chalmers corp       common     019645-506            23,901         2,508
AMR Corp                  common     001765-106            38,488         3,597
Avanex                    common     05348W109             98,773        75,979
Cisco                     common     17275R102             54,074        31,622
Coinstar Inc.             common     19259P-30-0          742,000        35,000
Crossroads Systems        common     22765D100              9,130        16,304
Enerplus Resources        common     29274D604         11,043,056       304,552
Hawaiian Holdings         common     419879101          3,496,866       534,689
IPASS                     common     46261V108            334,403        54,641
Lily Eli & Co             common     532457-10-8           73,148         1,404
Nabors Industries, Inc.   common     G6359F-10-3        7,034,703       118,950
Navistar Intl Corp        common     63934E-10-8        1,164,691        31,997
Pixelworks                common     72581M107            148,738        18,250
Range Resources           common     541509-30-3        3,872,924       165,793
Tempur Pedic              common     88023U101             74,192         3,976
US Airways Group Inc      common     911905-503            22,975        32,359

TOTALS                                                 28,208,160     1,431,621


                            Investment Direction:       Manager        Voting Authority-Shares
    Name of Issuer         Sole   Shared/Aff   Shared/Oth         Sole     Shared     None

Allis Chalmers corp         X                              1      2,508
AMR Corp                    X                              1      3,597
Avanex                                            X        2                     75,979
Cisco                                             X        2                     31,622
Coinstar Inc.               X                              1     35,000
Crossroads Systems                                X        2                     16,304
Enerplus Resources          X                              1    304,552
Hawaiian Holdings           X                              1    534,689
IPASS                                             X        2                     54,641
Lily Eli & Co               X                              1      1,404
Nabors Industries, Inc.     X                              1    118,950
Navistar Intl Corp          X                              1     31,997
Pixelworks                  X                     X        2                     18,250
Range Resources             X                              1    165,793
Tempur Pedic                                      X        2                      3,976
US Airways Group Inc        X                              1     32,359

TOTALS                                                        1,230,849         200,772